Main Regulations	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Main Regulations
35.	MAIN REGULATIONS
The main regulatory framework under which the Group carries on its business activities is outlined below. However, the purpose of this section is not to provide an exhaustive description of all the regulations governing the Group’s business.
35.a) Regulations applicable to the hydrocarbon industry
35.a.1) Hydrocarbons Law
Law No. 17,319 was enacted on June 23, 1967, and along its effective term, it received numerous amendments, the last one being introduced in 2014 by Law No. 27,007 (the “Hydrocarbons Law”).
The Hydrocarbons Law lays down the principles governing the exploration, exploitation, industrialization, transportation and commercialization of hydrocarbon resources in Argentina. The most relevant aspects of this Law are as follows:
- Liquid and gaseous hydrocarbon reservoirs located in Argentine territory and its continental shelf belong to the Argentine Government or the Provinces, depending on their territorial location. Activities related to hydrocarbon exploration, exploitation, industrialization, transportation and commercialization shall be undertaken by state-owned, private or mixed ownership companies, under the provisions of the Hydrocarbons Law and the regulations issued by the PEN. Besides, these companies shall be registered with the Registry of Oil Companies created under SE Resolution No. 407/2007, under which a technical and financial analysis of those companies is conducted on an annual basis. Companies not so registered are not authorized to undertake activities in oilfields located in argentine territory.
- The terms for exploration permits are set at each call for bids by the enforcement authority, according to the exploration objective (conventional or unconventional). Thus, (i) for conventional exploration concessions, the term is divided into 2 periods of up to 3 years each, plus an optional extension of up to 5 years; (ii) for unconventional exploration, the term is divided into 2 periods of up to 4 years each, plus an optional extension of up to 5 years, i.e., they are granted for a maximum term of 13 years; and (iii) for exploration in the continental shelf and territorial waters, the term is divided into 2 periods of 3 years each, which may be extended for 1 year each.
The terms for exploitation concessions, which shall run from the date the concession is awarded under the respective regulation, shall be as follows: (i) conventional exploitation concession: 25 years; (ii) unconventional exploitation concession: 35 years; and (iii) exploitation concession in the continental shelf and territorial waters: 30 years. Besides, at least one year prior to the expiration of the concession, the holder of the exploitation concession may request an unlimited number of concession extensions, each for a term of 10 years.
- Holders of exploitation concessions may constitute a transportation concession to evacuate their production. Thus, the term for transportation concessions originating from a conventional exploitation concession shall be 25 years, and those originating from an unconventional exploitation concession 35 years, plus the awarded extension terms.

- Holders of an exploration permit and exploitation concession shall pay: (i) annually in advance, a fee per each square kilometer or fraction, according to the scale specified by the PEN; and (ii) a percentage between 12% and 18% of wellhead production of the liquid hydrocarbons extracted by way of royalty, allowing the national or provincial Executive Branch, as appropriate, and as grantors of such concessions, to reduce this rate to five percent (5%) considering the productivity, conditions and location of the wells. In addition, they are subject to federal, provincial and municipal taxes, customs duties on imports and exports, and, during the effective term of the respective permit, to the tax regime established under the Hydrocarbons Law.
- Default on the obligations arising under permits and concessions may cause the expiration of the terms, or the imposition of fines by the enforcement authority, as specified in the Hydrocarbons Law.
Also, title to hydrocarbon resources was transferred by the Argentine Government to the Provinces under the following laws and decisions which amended the Hydrocarbons Law:
- In 1992, Law No. 24,145 approved the transfer of hydrocarbon reserves to the Provinces where they are located.
- In 1994, the Argentine Constitution was amended. Under this amendment, the Provinces were granted the primary control of natural resources within their territories.
- In 2003, under PEN Decree No. 546/2003, the right to award exploration permits and/or exploitation concessions and transportation concessions in certain locations designated as transfer areas, as well as in other areas designated by competent provincial authorities, was transferred to the Provinces.
- In 2007, Law No. 26,197 recognized that hydrocarbon reservoirs, in compliance with article 124 of the Argentine Constitution (including reservoirs for which concessions were awarded prior to 1994) were owned by the Provinces, and granted them right to administer such reservoirs.
35.a.2) YPF Privatization Law
In 1992, Law No. 24,145 (the “Privatization Law”) privatized Yacimientos Petrolíferos Fiscales Sociedad del Estado, YPF’s predecessor company, and decided the transfer of hydrocarbon fields from the Argentine Government to the Provinces, subject to the existing rights of the holders of exploration permits and exploitation concessions. Under the Privatization Law, the Company was awarded exploration permits and exploitation concessions which are the original titles to numerous concessions that are currently operated by YPF.
35.a.3) Hydrocarbon Unconventional Exploitation Concessions (“CENCH”, by its acronym in Spanish) in the Province of Neuquén.
On December 16, 2021, Provincial Decree No. 2,183/21 was published, whereby the Province of Neuquén approved Resolution No. 53/2020, as amended by Resolution No. 142/2021, which regulate the award of CENCH in the province.
The aforementioned Resolutions: (i) established the parameters applicable to the pilot plan to be submitted in order to apply for the CENCH and the technical criteria to define the territorial area of the CENCH; (ii) created the Area Extension Bonus for the area exceeding the pilot plan area; (iii) required the presentation of an annual update of a Continuous Development Plan during the mass production stage, and (iv) specified that commitments undertaken for the year following each presentation and update of the Continuous Development Plan should be firm commitments.
35.b) Regulations applicable to the Downstream segment
35.b.1) Regulation related to Liquid hydrocarbon exports
Exports of crude oil, gasoline and diesel, among other goods, are subject to the registration provided for under Decree No. 645/2002 and Resolution No. E-241/2017 issued by the MINEM, as amended by SSHyC Resolution No. 329/2019.
In order to obtain an export permit, companies interested in exporting these products should enter export transactions in a register and ensure they have given the possibility of acquiring the products to interested potential domestic market agents.

35.b.2) Refined products
Resolution No. 5/2016 issued by the former SRH, which replaced Annex II to SE Resolution No. 1,283/2006, established new specifications for diesel grades 2 and 3 and gasoline, including changes in the content of lead, manganese, oxygen and ethanol, and, more significantly, in relation to sulphur, demanding oil companies to implement a plan to reduce sulphur limits to 50 mg/kg for gasoline grade 2, to 10 mg/kg for gasoline grade 3 and up to 350 mg/kg for diesel grade 2. In order to meet the new specifications, oil companies had to submit to the enforcement authority a detailed schedule of the investment program for the following year.
However, by SE Resolution No. 576/2019, which modified former SRH Resolution No. 5/2016, new specifications were established for gasoline grade 3 and diesel grade 2, and the deadline to meet these new requirements was extended since January 1, 2024. Therefore, the Company is currently reviewing its investment and work execution programs in compliance with this latter Resolution.
35.c) Regulations applicable to the Gas and Power segment
35.c.1) Transportation, distribution and commercialization of natural gas
Law No. 24,076 (the “Gas Law”), which was enacted in 1992, together with its Regulatory Decree No. 1,738/1992, regulate natural gas public transportation and distribution services. The Gas Law also created the ENARGAS to administer and enforce the legal framework adopted for the transportation, distribution and commercialization of natural gas.
Natural gas transmission and distribution systems are divided into 2 main gas pipelines, the Northern and Southern systems, operated by transportation companies and 9 regional distribution companies. These systems operate under the open access principle, whereby natural gas suppliers have access to the available capacity without discrimination. Besides, under the Gas Law, transportation companies are not allowed to buy or sell natural gas (with certain exceptions) and certain forms of cross-ownership among producers, transporters, distributors and sellers is forbidden.
The domestic wholesale demand of natural gas is divided into 4 segments: (i) priority demand supplied by distribution companies (residential demand and other non-industrial users, hereafter the “Distribution”); (ii) thermoelectric generation; (iii) industrial demand; and (iv) compressed natural gas (“CNG”).
Regarding commercialization, the Gas Law provides that prices shall result from the free interaction of supply and demand, and established the right to transfer the acquisition cost of natural gas to users of the distribution system.
However, regulations applicable to natural gas commercialization were affected by the declaration of public emergency under Law No. 25,561 enacted on January 6, 2002 (the “Public Emergency Law” of 2002), the financial crisis of 2001, the end of the convertibility regime and the freezing of transportation and distribution tariffs. Thus, a series of provisional decisions modified the pricing system and the volumes tendered, among which the following stand out: regulations seeking to establish agreements between producers and the SE to ensure offer volumes and an interim process for price reconversion; rules regulating natural gas dispatch which granted powers to redirect injected natural gas and other mechanisms to ensure the supply of the priority demand (Distribution segment).
In 2017, after the Public Emergency Law of 2002 ceased to be effective, a transition process began for the supply of the Distribution segment, which comprised: calling upon producers and ENARSA to reach an agreement on the basic conditions (“Framework Agreement”) for the supply of natural gas effective from January 1, 2018 to December 31, 2019; establishing a mechanism for competitive bidding for the term April 2019-March 2020 and the subsequent renewal (instructed by the SE) of the contracts resulting from the bidding process until the expiration of the term established in article 5 of Law No. 27,541 (the Solidarity Law declaring the public emergency of the energy sector).
From January 1, 2021, since the approval of the Plan GasAr 2020-2024 by Decree No. 892/2020 (see Note 35.d.1)), the demand from the Distribution segment and most of the demand from the thermoelectric generation segment are duly supplied, and therefore, the prices received by producers supplying these segments are established through the bidding process provided for thereunder.

The sale of natural gas to the thermoelectric generation segment is also regulated by former SE Resolution No. 95/2013, article 8, whose effectiveness was reestablished by Resolution No. 12/2019 issued by Ministry of Productive Development, under which CAMMESA has provisionally been assigned the role to acquire and supply fuel without cost to generators which do not have natural gas supply contracts currently in force.
Besides, sales to the industrial sector, as well as to the CNG sector (modified by Decree No.892/2020 and SE Resolution No. 447/2020) are based on the free negotiation between producers or sellers and clients.
Decree No. 1,053/2018
Following the expiration of the Public Emergency Law of 2002 in December 2017, and a few months after the implementation of the transition scheme, which included the agreement on the basic conditions for the supply of the Distribution segment, the performance of the contracts executed under the mentioned agreement was affected by a sharp devaluation of the Argentine Peso in 2018 and by the decision of distributors to pay a natural gas price based on the exchange rate implicit in the tariff scheme approved for the 2018 winter period (lower than the price established under the Framework Agreement and the individual contracts). This triggered a renegotiation process of individual agreements with prices in dollars, which resulted in a reduction in the price of natural gas applicable to the October-December 2018 term, with no agreement being reached regarding the exchange rate differences to be contemplated.
On November 16, 2018, Decree No. 1,053/2018 was published, whereby the Argentine Government decided to take over, with respect to distributors and producers who had adhered to the scheme, the payment of the accumulated daily differences on a monthly basis between the price of natural gas purchased by distributors and the price of natural gas included in the tariff schemes effective from April 1, 2018 to March 31, 2019, in 30 consecutive monthly installments beginning on October 1, 2019.
Besides, this Decree established that since April 1, 2019, contracts between natural gas producers and distributors shall provide that the higher cost due to exchange rate variations shall never be transferred to natural gas full-service users.
On October 25, 2019, YPF adhered to the regime established under such Decree, under which the Argentine Government has only paid the first installment, the remaining unpaid accrued as of the date of issuance of these consolidated financial statements.
On December 14, 2020, Law No 27,591 was published, approving the budget for fiscal year 2021, and overruling Decree No. 1,053/2018.
As of the date of issuance of these consolidated financial statements, the Company filed an administrative claim with the Ministry of Finance for the payment of the second to the eighteenth installment under the regime plus interest.
35.c.2) Exports of natural gas and LNG
Natural gas
Under the Gas Law and its Regulatory Decree, natural gas exports shall be authorized by the PEN, to the extent domestic supply is not affected, and a natural gas export regime was established, which includes firm and interruptible authorizations. During the Public Emergency Period of 2002, Argentine authorities adopted several measures restricting natural gas exports from Argentina.
Besides, since 2016, the natural gas export regime was modified by numerous successive regulations whose final purpose was to safeguard domestic market supply restricting natural gas exports.
Specifically, under former MEyMN Resolution No. 104/2018 and former SGE Resolution No. 9/2018, the “Procedure to Obtain Natural Gas Export Licenses” was established, providing that in order to obtain an export license, the domestic market supply should be secured. This Procedure was later overruled on June 26, 2019 by SGE Resolution No. 417/2019.
At present, natural gas exports are subject to SE Regulation No. 360/2021, which specifies the terms and conditions of the process to award licenses for the export of natural through pipelines, its liquefaction in the country and its subsequent export as LNG.

Specifically, this process contemplates the preference granted under Plan GasAr 2020-2024 and Plan GasAr 2023-2028 (see Note 35.d.1)) to export licensees, which shall enjoy preferential firm export conditions.
LNG
On July 27, 2021, SE Resolution No. 706/2021 was published, which created a registry of LNG operators and regulated export activities. In order to obtain an export permit, LNG exporters are required to register in the respective category and ensure they have offered the possibility to acquire such product to potential domestic market agents which might be interested. Besides, as a requirement to export, they should not have breached any of the obligations established under the Resolution or be delayed in the payment of any fines imposed in relation to such obligations.
The Resolution mentioned above also establishes that the enforcement authority may issue firm LNG export permits for a term of up to 20 years, having previously evaluated that the domestic supply of natural gas would not be affected considering the characteristics of the project and the possible impact on natural gas transportation capacity, at any stage of the production process. This permit may not be subsequently revoked or interrupted to ensure domestic market supply.
35.c.3) Regulatory requirements applicable to natural gas distribution
The Group participates in natural gas distribution through its subsidiary Metrogas.
The natural gas distribution system is regulated by the Gas Law, which together with its Regulatory Decree, other regulatory decrees, the Bidding Terms and Conditions (Pliego), the Transfer Agreement and the License lay down the legal framework for Metrogas’ activities.
The Distribution License, the Transfer Agreement and the regulations issued under the Gas Law establish certain requirements regarding the quality of service, capital investments, restrictions for the transfer and encumbrance of assets, cross-ownership restrictions among producers, transporters and distributors of the natural gas, and the transfer of Metrogas’ shares.
Natural gas distribution tariffs were established in the Distribution License and are regulated by the ENARGAS.
Distribution License
The Distribution License authorizes Metrogas to provide the public distribution service of natural gas for a term of 35 years, renewable upon expiration, on December 28, 2027, for an additional term of 10 years pursuant to the Gas Law based on ENARGAS’ recommendation to the PEN regarding the substantial performance of all its obligations, and the performance of Metrogas in the preceding term.
Upon the expiration of the 35 or 45-year period, as appropriate, the Gas Law requires a new competitive bidding for such License, in which, if Metrogas has performed its obligations, it will have the option to equal the best bid submitted to the PEN by a third party.
Generally, upon the termination of a Distribution License for term expiration, Metrogas will be entitled to a consideration equal to the value of the designated assets or to the amount paid by the successful bidder in a new call for tenders, whichever is lower.
Metrogas has various obligations under the Gas Law, including the obligation to comply with all reasonable service requests within its service area, unless it were uneconomic for the provider, and to operate and maintain its facilities in a safe manner, which may require certain investments to replace or improve the facilities, as established in the Distribution License.
Besides, the Distribution License specifies other obligations of Metrogas, including the provision of a distribution service, maintaining an uninterruptible service, operating the system in a prudent manner, maintaining the distribution network, making the mandatory investments, keeping certain accounting records and providing certain regular reports to the ENARGAS.
The Distribution License may be revoked by the Argentine Government, upon recommendation of the ENARGAS, among other reasons, for serious and repeated failure by Metrogas to meet its obligations and/or total or partial interruptions (attributable to Metrogas) in the uninterruptible service outside the periods stipulated in the Distribution License; for the sale, disposition, transfer and encumbrance of Metrogas core assets (except for encumbrance used to finance extensions and improvements in the gas pipeline system) and in the event of bankruptcy, dissolution or liquidation of Metrogas.

Besides, the distribution License provides that Metrogas will not take over its parent company’s debts or grant credits or encumber assets to secure debts or award any other benefit to its parent company’s creditors.
Tariff schemes and tariff renegotiations
With the enactment of the Under Public Emergency Law of 2002, the legal framework in force applicable to license contracts of public utility companies was affected. This Law provided for the conversion into Pesos of tariffs established in convertible dollars at the exchange rate established under Convertibility Law No. 23,928, the prohibition to adjust tariffs based on any foreign index, including the “U.S. PPI” established under the regulatory framework, and the process for renegotiating the public service contracts awarded by the PEN (including Metrogas Distribution License). The expiration of the Public Emergency Law of 2002 was extended successively until December 31, 2017, together with the terms for renegotiation of licenses and public service concessions.
Under the renegotiation process, on March 30, 2017, Metrogas executed a Memorandum of Agreement with the former MINEM and the Ministry of Finance for the Adjustment of the Natural Gas Distribution License (the “Comprehensive Memorandum of Agreement”), which set out the conditions to adjust the Distribution License and a series of guidelines for the RTI, which included the introduction of non-automatic mechanisms for semi-annual adjustment of the distribution tariff between 5-year tariff reviews (considering variations in prices and service costs). The Integral Tariff Review, ratified by Decree No. 252/2018, comprises the contractual period from January 6, 2002 to the termination of the Distribution License.
Notwithstanding the variables contemplated for the RTIs and tariff adjustment established thereunder, in 2019 the Argentine Government implemented several measures which signifcantly modified the economic and financial equation provided for in the RTIs and in the mandatory investment plans submitted by distribution licensees, which caused a damage to Metrogas. Among the measures generating the most significant changes, thus causing lower revenues stand out, mainly for the deferral of the semi-annual tariff adjustment and higher costs related to the calculation of the UNG.
In consideration of the above, on October 11, 2019 Metrogas filed an administrative claim with the ENARGAS, requesting the review and adjustment of its mandatory investment plan as well as an economic compensation to restore the economic and financial balance, together with the reconsideration of certain regulatory measures. This claim was later updated due to the continuous impact of the Solidarity Law and the new measures adopted in 2020, which are described below.
On December 23, 2019, the Solidarity Law was publised, declaring a state of public emergency in terms of economic, financial, fiscal, administrative, social security, tariff, energy, health and social matters, and suspending the adjustment of tariff schemes for power and natural gas distribution and transportation under federal jurisdicition, until the entry into force of the new provisonal tariff schemes (Decree No. 1,020/2020). In additon, it delegated to the PEN the power to begin extraordinary reviews of current RTIs and authorized the PEN to administratively intervene the ENARGAS for a term of 1 year, which was formalized by Decree No. 278/2020. The 1-year term was then extended by Decree No. 1,020/2020 until December 31, 2021 or until completion of the RTI.
On December 17, 2020, Decree No. 1,020/2020 was published, ordering the commencement of the RTI for providers of power and natural gas public distribution and transportation services under federal jurisdiction, establishing a maximum negotiation term of 2 years, and providing for the elaboration of a RTT until completion of the RTI. On December 7, 2022, Decree No. 815/2022 was published in the BO, extending both the administrative intervention of the ENARGAS to January 1, 2024 or until completion of the RTI, and the RTI negotiation term to December 16, 2023.
On June 1, 2022, ENARGAS Resolution No. 214/2022 was published in the BO, approving the tariff schemes to be applied by Metrogas, which incorporate the new natural gas prices at the PIST applicable as from June 1, 2022, approved by SE Resolution No. 403/2022. On March 1, 2023, through ENARGAS Resolution No. 97/2023, the new tariff schemes to be applied by Metrogas came into effect until May 1, 2023.

Procedure for the compensation of the lower revenues received by Distributors from their users for benefits and / or bonuses and for higher costs of unaccounted natural gas
MINEM Resolution No. 508-E/2017 established the procedure to compensate the lower revenues received by natural gas distribution licensees from users, as a result of the application of benefits to users under the regulations in force in terms of the social tariff and discounts for lower consumption, and the higher costs of UNG compared to those established for their recognition in tariffs, applicable from January 1, 2018. However, on December 7, 2018, the ENARGAS notified the SGE certain observations claiming that the SGE did not recognize the adjustment regarding UNG and determined that all amounts received from January 2018 to November 2018, which until such date were of a provisional nature, should be set off with the amounts owed by the SGE to Metrogas. Besides, the adjustments of actual values established under such procedure for the same period, and the excess in costs incurred from December 2018 to September 2019 were not recognized either.
This procedure complies with article 20.2 of the Standard License approved by Decree No. 2.255/1992, which provides that distributors have the right to compensation for the lower revenues caused by those measures in order to maintain the payment chain related to the operation and maintenance of the natural gas public distribution service through networks, including the payment of invoices for the purchase of natural gas and to ensure the continuity in the provision of the said public service.
Note from ENARGAS related to YPF’s interest in Metrogas
On December 28, 2016, Metrogas received a Note from ENARGAS, requesting it to adjust Metrogas’ equity structure in compliance with deadline provided for in the Public Emergency Law of 2002 and in compliance with article 34 of the Gas Law. In this regard, it should be noted that YPF indirectly acquired a 70% interest in Metrogas in a transaction that was approved by ENARGAS Resolution No. I/2,566 dated April 19, 2013; and, following the merger with YPF Inversora Energética S.A. and Gas Argentino S.A. holds 70% of Metrogas shares.
On March 30, 2017, YPF filed an appeal for reconsideration requesting that the ENARGAS Note be revoked and a new decision be rendered setting a reasonable timeframe consistent with the current gas market situation, in order to comply with article 34 of the Gas Law.
On June 15, 2017, YPF submitted to the ENARGAS a tentative schedule for the process of adjusting its interest in Metrogas, which was extended in detail on July 3, 2017. Such presentation does not imply the waiver of the aforementioned appeal.
On April 5, 2018, ENARGAS rejected the reconsideration appeal filed by YPF on March 30, 2017 by ENARGAS Resolution No. 313/2018. On October 8, 2018, YPF filed an appeal for the SGE to decide on the issue. As of the date of issuance of these consolidated financial statements, the appeal has not yet been decided.
35.c.4) Regulatory framework associated with the LPG industry
Law No. 26,020, enacted in 2005 (the “LPG Law”) lays down the regulatory framework for the LPG industry, covering all activities related to the production, fractionation, bottling, transportation, storage, distribution and sale of LPG, declaring them of public interest. It also establishes the free import of LPG, regardless of the restrictions or other measures established by the PEN where the product is subject to subsidies in the country of origin, and the free export of LPG once the supply of the domestic demand is ensured.
Under the LPG Law, which provides for the creation of a trust fund to finance botted LPG consumption for low income consumers having no access to the distribution of natural gas through networks, the Argentine Government launched serveral programs stimulating the supply of the domestic market (see Note 35.d.2)).
35.c.5) Regulatory framework associated with electric power generation.
The Group generates thermal conventional electrical energy and renewable energy through YPF EE and CT Barragán.

The basic regulatory framework for Argentina’s electricity sector is laid down under Law No. 15,336 of 1960, as amended by Law No. 24,065 of 1991, and regulated by Decrees No. 1,398/1992 and 186/1995 (collectively the “Regulatory Framework”). This Regulatory Framework is supplemented by SE regulations regarding generation and commercialization of electric power, including former SEE Resolution No. 61/1992. Also, in terms of generation of electric power from renewable sources, the regulatory framework is supplemented with specific regulations issued to promote their development (see “Renewable Energies” section).
Law No. 24,065 implemented the privatization of state-owned companies in the electric power sector and divided the industry vertically into four categories: (i) generation; (ii) transmission; (iii) distribution; and (iv) demand. Also, the law organized the WEM (see “WEM” section), where generators of electric power are one of its players.
Under Law No. 24,065, the generation of electric power is defined as an activity of public interest developed in a competitive market. Generators of electric power from a thermal source (that is, generation fired by natural gas, petroleum liquids, such as diesel and fuel oil, or coal), and from a renewable non-hydraulic source, do not require any concession from the State to operate. However, transmission and distribution activities are regulated as public services and hence are subject to concessions granted by the Argentine Government.
In turn, the Provinces can regulate the electrical systems within their relevant territories, the Provinces being their enforcement authority. However, if a participant of the provincial electrical sector should connect to the Argentine Electricity Grid (“SADI”, by its acronym in Spanish), it must also meet federal regulations.
Argentina’s Electricity Regulator (“ENRE”, by its acronym in Spanish) is the agency regulating, auditing and controlling the electric power industry.
CAMMESA
CAMMESA is responsible for SADI’s National Dispatch of Loads. CAMMESA’s main function is the technical and administrative coordination of electric power supply and demand within a real-time operation system, which includes determining the production schedule of all generation plants of the system in order to balance production with demand. CAMMESA also collects payments from all WEM agents and purchases and provides natural gas to generators, pursuant to the provisions of former SE Resolution No. 95/2013, article 8, as amended by Resolution No. 12/2019 issued by the Ministry of Productive Development.
WEM
The WEM is composed of a term market, with contracts for quantities, prices and conditions freely agreed between sellers and buyers; a spot market where prices are established on an hourly basis according to the economic cost of production, represented by the short-term marginal cost as measured at the system load centre (market node), and a quarterly stabilization system for spot market prices, intended for distributor purchases.
Price of electricity dispatch and spot market
In order to meet energy demand, CAMMESA prioritizes energy units with the lowest variable cost of production, progressively moving towards units with the highest variable costs of production, until the entire demand is covered. Thus, CAMMESA must define an optimum market price taking into account the typical hourly demand curves and the existing limitations of the system. This procedure must be used to project future SAID and WEM requirements. However, gaps between projections and prevailing market conditions generate differences between distributors’ energy purchases at seasonal prices and payments to generators for sales of energy at spot prices.
Since the enactment of the Public Emergency Law of 2002 and the emergency of the electricity sector through Decree No. 134/2015, a series of temporary provisions modified the original pricing system. Among the main regulations published, the resolutions related to the following stand out: management and dispatch of fuels, calls for tenders for the provision of additional thermal generation and associated electric power production capacity, subject to special remuneration mechanisms, formalizing commitments through contracts between generators and CAMMESA; calls for tenders to incorporate new efficient electric energy generation through the closing of open cycles and Co-Generation; and resolutions by the SE implementing new remuneration mechanisms for the generation sector of power energy.

On February 26, 2020, the SE through Resolution No. 31/2020 set the conversion to Argentine pesos of the remuneration of generation units not committed under contracts (set in dollars since Resolution ex SEE No. 19/2017. Subsequently, the SE, through new Resolutions has been determining increases in the aforementioned remuneration regime. On December 14, 2022, through Resolution No. 826/2022 the SE determined an increase in said remuneration.
As regards the remuneration regime of authorized thermal generators, it was provided that their remuneration would be composed of a payment for the monthly available power, a payment for generated power and another for operated power, plus another payment for energy generated in hours of maximum thermal requirement.
Renewable energies
In recent years, Argentina issued regulations in order to regulate and incorporate renewable energies into the WEM and to promote their development through incentives in the form of tax benefits and preferential or subsidized tariffs. Thus, in 2006, Law No. 26,190 was enacted, which established a National Promotion Regime for the use of renewable energy sources, subsequently amended in 2015, by Law No. 27,191. These regulations, among other issues, set targets for the consumption of renewable energies for all electricity consumers, and specifically, for large users in terms of the minimum percentage of electricity from renewable energies they are required to consume, and establish tax benefits for eligible projects.
Among the main regulations aimed at encouraging the use of renewable energy, the following stand out:
- Former MEyM Resolution No. 281-E/2017, approving the Renewable Energy Term Market (“MATER”), which allows large users to meet their consumption quotas of electric power from renewable sources through: (i) the joint purchase system (through CAMMESA); (ii) the signing of private Power Supply Agreements (“CAE”, by its acronym in Spanish); or (iii) the development of a self-generation or co-generation project. As a general principle, the CAEs signed on the MATER (outside the joint purchase system) may be freely negotiated between the parties.
-The RenovAr Program (Rounds 1, 1.5, 2 and 3) established under former MEyM Resolutions No. 136/2016, 252/2016, 275/2017, and former SGE Resolution No. 100/2018, which feature calls for bids for contracting electric power from renewable energies on the WEM, in compliance with their respective bidding terms and conditions.
35.d) Incentive programs for hydrocarbon production
35.d.1) Incentive programs for natural gas production
With the purpose of increasing production and the offer of natural gas in the domestic market, considering the country’s energy trade balance deficit, the Argentine Government implemented several programs to stimulate natural gas production.
Stimulus Program for Investments in Natural Gas Production Developments from Unconventional Reservoirs (“Resolution 46 Program”).
By MINEM Resolution No. 46-E/2017 Resolution 46 Program was created with the purpose of encouraging investments in the production of natural gas from unconventional reservoirs in the Neuquina basin until December 31, 2021.
This Resolution established a compensation equal to the amount resulting from deducting from the effective sales price obtained from sales to the domestic market, including conventional and unconventional natural gas, the minimum sales price of 7.50 US$/MBTU for 2018, 7.00 US$/MBTU for 2019, 6.50 US$/MBTU for 2020 and 6.00 US$/MBTU for 2021, multiplied by the production volumes of unconventional natural gas. Compensations under Resolution 46 Program would be paid as follows: 88% by producing companies and 12% by the Province where the concession area included in the Program is located.
The Company was admitted to the Resolution 46 Program for its interest in Aguada Pichana Este, Aguada Pichana Oeste - Aguada de Castro, Estación Fernández Oro and La Ribera I and II concessions. However, on December 2, 2020, the Company requested its removal from Resolution 46 Program with respect to La Ribera I and II and Estación Fernández Oro concessions from January 1, 2020.

Under the Resolution 46 Program, the Company filed administrative objections to several payment Resolutions.
Plan for the Promotion of Argentine Natural Gas Production - Supply and Demand Scheme 2020-2024 (“Plan GasAr 2020-2024”)
On November 16, 2020, Decree No. 892/2020 was published, which approved the Plan GasAr 2020-2024, mainly aimed at: encouraging investments in natural gas production to meet demand requirements with domestic production; generating long-term certainty in the production and distribution sectors; ensuring the supply of the priority demand and the thermoelectric generation segment; and establishing a transparent, open and competetitve system for the formation of natural gas prices.
The Plan GasAr 2020-2024, initially effective for a 4-year term, will be implemented through the execution of individual contracts between gas producers, distributors and sub-distributors (to satisfy the priority demand) and CAMMESA (to satisfy the thermoelectric generation demand). The Plan GasAr 2020-2024 provides that individual contracts shall be negotiated through an auction or bidding process for a total base volume of 70,000,000 m3/d for the 365 days of each calendar year of the plan term, ensuring demand aggregation mechanims allowing to meet natural gas requirements of the priority demand and power plants, plus exports in the non-winter period. Besides, it established that the Argentine Government may decide to undertake the monthly payment of the portion of natural gas prices at the PIST in order to mitigate the impact of the cost of natural gas to be transferred to users. Thus, the Argentine Government shall pay each producer a compensation equal to the difference between the price billed to distributors and/or sub-distributors and the seasonal price tendered, as appropriate.
Besides, participating producers shall undertake to reach a production curve per basin that ensures the maintainance and/or increase of current production levels, according to bids presented. If the curve is not achieved, reductions proportional to the tendered price may be applied, including the eventual removal of the producer from the Plan GasAr 2020-2024. Also, penalties may be imposed if the investment commitment undertaken or the commitment to increase Argentine value added (obligation imposed under the Plan GasAr 2020-2024 to producers) is not complied with.
On November 24, 2020 SE Resolution No. 317/2020 was published, calling a public tender for the effective award of the total base volume provided for under the Plan GasAr 2020-2024 and an additional volume for each of the winter periods 2021 to 2024, included.
On December 16, 2020, SE Resolution No. 391/2020 was published (supplemented by SE Resolution No. 447/2020), which awarded the base natural gas volumes and approved natural gas prices at the PIST corresponding to the awarded volumes. Under this Resolution, the Company was awarded an annual natural gas supply of up to 7,628.5 Mm3 (20.9 Mm3/d, the total volume tendered in the auction, all corresponding to the Neuquina basin, in line with a committed production curve of about 30 Mm3/d). From the total committed volume, about 56% will be used to cover the demand of power plants through CAMMESA and the remaining 44% will be used to supply distributors’ priority demand.
On March 4, 2021, AFIP General Resolution No. 4,939/2021 was published in the BO, establishing a procedure to register, apply for and assign tax credit certificates under the securities system established in Annex to Decree No. 892/2020 with the purpose of supporting the payment of the compensation to be borne by the Argentine Government as defined in the said Annex.
As of December 31, 2022, the Company received provisional compensations in a total amount of 117.

Plan for Reinsurance and Promotion of Federal Hydrocarbon Production Domestic Self-Sufficiency, Exports, Imports Substitution and the Expansion of the Transportation System for all Hydrocarbon Basins in the Country 2023-2028 (“Plan GasAr 2023-2028”)
On November 4, 2022, Decree No. 730/2022 was published in the BO, which approved the Plan GasAr 2023-2028 which authorizes the SE to implement a system for the supply of volumes, terms and maximum reference prices of natural gas at the PIST, applicable to supply contracts between suppliers and users, ensuring free price formation and price transparency under this Plan, in compliance with Law No. 24,076 and the volumes to be established by the SE in order to guarantee the optimal supply of the demand considering the transportation capacity.
In addition, the Plan GasAr 2023-2028 modifies the scheme for granting natural gas export licenses, establishing export quotas to be assigned to participating producers according to certain criteria, in compliance with the respective regulations. However, no export license holder may export in each seasonal period more than 30% of the total volume authorized to be exported or more than 50% of its delivery commitment under the Plan GasAr 2023-2028, whichever is lower, in compliance with the respective regulations.
On December 23, 2022, SE Resolution No. 860/2022 was published, which established: (i) the approval of the national public tender called by Resolution SE No. 770/2022; (ii) the extension of the delivery commitments undertaken by producers under the Plan GasAr 2020-2024 for the supply of distribution and subdistribution licensees, ENARSA and CAMMESA from January 1, 2025 to December 31, 2028 for a volume of up to 20,900,000 m³/d; (iii) and the award of natural gas volumes to suppliers. Under this Resolution the Company was awarded an annual volume of natural gas supply corresponding to the Neuquina basin of up to 965,000 m³/d (Base Gas January) and a natural gas volume in the winter season of up to 3,250,000 m³/d (Peak Gas 2024) under the Plan GasAr 2023-2028.
35.d.2) Incentive programs for the domestic supply of LPG
With the purpose of ensuring the supply of LPG to the domestic market at affordable prices ensuring LPG availability to lowest income users who have no access to the supply of natural gas through networks, the Argentine Government has implemented the following programs of relevance to the Company:
Bottle-to Bottle Program
Concerning the bottled LPG segment, the LPG Law (see Note 35.c.4)) established the creation of a trust fund to finance the consumption of LPG in 10, 12, y 15-kg bottles for low income users having no access to natural gas distribution through networks, thereby granting the SE the power to establish benchmark prices.
In 2015, in the context mentioned above, the Bottle-to Bottle Program was created by Decree No. 470/2015, subsequenty regulated through SE Resolution No. 49/2015. The purpose fo this Program is to maintain price stability in the commercialization chain of butane and propane to be used in 10, 12 and 15 kg bottles and in certain supply areas. As provided for under Bottle-to Bottle Program regulations, at present the SE establishes, on an annual basis, the quotas of butane for the supply of the domestic market by producers, and the benchmark prices applicable on each ocassion to bottled LPG for residental use. Under the Bottle-to Bottle Program, producers would be paid a compensation, which was finally set at 0 from February 1, 2019 by SGE Resolution No. 15/2019.

Propane Network Agreement
In order to guarantee the stability of the conditions for the supply of undiluted propane through networks, on December 27, 2002, the MINEM entered into an agreement with LPG producers for the supply of propane for distribution networks of undiluted propane gas effective until April 30, 2003 and renewable for a maximum term of one year. Later, under Laws No. 26,019 of 2005 and Law No. 26,546 of 2009, the agreement was extended until April 30, 2023. The agreement guarantees the supply of a given volume of gas to distributors and sub-distributors of propane gas through networks at a given price, against payment of an economic compensation to LPG producers for their lower revenues. The 19th extension agreement of the Propane Network Agreement is currently in force.
35.d.3) Investment Promotion Regime for the Exploitation of Hydrocarbons - Decree No. 929/2013
Decree No. 929/2013 provides for the creation of an Investment Promotion Regime for the Exploitation of Hydrocarbons (“Promotional Regime”), both for conventional and unconventional hydrocarbon exploitation projects. Inclusion in this Regime may be applied for by holders of hydrocarbon exploration permits and/or exploitation concessions and/or any third parties associated to such holders jointly with them, which have filed an investment project in foreign currency of at least 1,000, computed as of the date the project was filed, to be invested during the first 5 years of the project (this amount was modified by Law No. 27,007 and reduced to 250).
The following are the main benefits for subjects subject to the Regime: i) they will be entitled, under the terms of Law No. 17,319, and from the fifth successive year counted since the start-up of their respective projects, to freely sell to foreign markets 20% of their production of liquid and gaseous hydrocarbons produced under the said projects, with a 0% export duty, should these be applicable; ii) they will be entitled to free availability of 100% of any foreign currency obtained from the export of the hydrocarbons mentioned in the preceding item, and iii) for periods where national production fails to meet domestic supply needs under the terms of article 6 of Law No. 17,319, subjects included in the Regime will be entitled to obtain, from fifth year following the approval and start-up of their respective projects - with respect to the percentage of liquid and gaseous hydrocarbons produced under such projects available for export as mentioned herein above - a price not lower that the reference export price, which will be determined without computing the incidence of export duties otherwise applicable.
35.d.4) Foreign Currency Access Regime for Incremental Oil Production (“RADPIP” by its acronym in Spanish) and Foreign Currency Access Regime for Incremental Natural Gas Production (“RADPIGN”, by its acronym in Spanish) - Decree No. 277/2022
On May 26, 2022, the Argentine Government issued Decree No. 277/2022, creating the RADPIP and RADPIGN regimes. In order to obtain the benefits under these regimes, companies must: (i) be registered with the Register of Oil Companies and be holders of hydrocarbon exploitation concessions; (ii) adhere to these regimes under the terms established by the SE; (iii) obtain an incremental production under the terms defined in the Decree; and (iv) comply with the Regime for Promotion of Employment, Work and Development of Regional and National Providers of the Hydrocarbon Industry.
Beneficiaries of RADPIP and RADPIGN regimes will have, for a percentage of the incremental production in accordance with (iii) above, access to foreign exchange currencies on the Exchange Market for the payment of principal and interest on foreign trade and financial liabilities, including liabilities with non-resident related companies and/or profits and dividends. Such access to the Exchange Market will not be subject to prior approval by the BCRA (see Note 35.g)).

35.d.5) Incentive Programs for the Production of Conventional Hydrocarbons

•	Provincial Stimulus Program - Province of Mendoza
On December 4, 2020, by Law No. 9,279, the Province of Mendoza created the program known as “Mendoza Activates Hydrocarbons” (“Program I”), which seeks to promote the development, reactivation and increase of hydrocarbon activity. Program I will reimburse its beneficiaries, by means of tax credit certificates, any expenditures which, up to the authorizations limit specified in the regulation, are made in projects for the deployment of new wells, and/or the reactivation of existing ones, which as of the date of the Law was published, were inactive. These tax credit certificates may be used to pay the turnover tax and royalties.
On July 7, 2021, by Law No. 9,330, the Province of Mendoza created the program known as “Mendoza Activates Hydrocarbons II” (“Program II”) with the same purpose and modality as Program I, enlarging tax credit up to limit authorized under the regulations and extending the term for its use to December 31, 2025, which may be extended for a term of 3 years.
On December 31, 2021, by Law No. 9,364, the Province of Mendoza created the program known as “Mendoza Activates Hydrocarbons III” (“Program III”) with the same purpose and modality as Programs I and II, enlarging tax credit up to limit authorized under the regulations and extending the term for its use to December 31, 2026, which may be extended for a term of 3 years.
As of the date of issuance of these consolidated financial statements, the proposals for Program I, which involve projects in Barrancas, Vizcacheras and Loma Alta Sur areas, were approved.

•	Provincial Stimulus Program - Province of Neuquén
By Decree No. 913/2021, the Province of Neuquén ordered the creation of the “Provincial Hydrocarbon Reactivation Program” for the promotion of investment and the increase in conventional hydrocarbon production. The program contemplates a financial incentive for investments through the granting of tax benefits, by obtaining a non-transferrable tax credit certificate for up to 50% of the amount of the approved investment, which may be used until December 31, 2026 for the payment of the turnover tax, once the investments made have been certified.
Under the Provincial Hydrocarbon Reactivation Program, YPF has executed agreements with the Province of Neuquén to obtain the benefits of this Program, which involve projects in the Octógono Fiscal and Al Norte of The Dorsal areas.

•	Provincial Stimulus Program - Province of Chubut
By Decree No. 278/2021, the Province of Chubut created the “Hydrocarbon Industry Program”, aimed to stimulate the increase in hydrocarbon production, maintaining reserves and preserving employment. The Program contemplates a reduction in royalty rates applicable to incremental production.
Under these Program, YPF submitted projects comprising the areas known as Manantiales Behr, Campamento Central - Cañadón Pérdido, Restinga Alí and El Trébol.
As of the date of issuance of these consolidated financial statements, the Province of Chubut has granted a 50% royalty rate reduction for a 10-year term applicable to: (i) incremental production from the Polymer Injection Pilot in El Trébol area, reducing the royalty rate to 6% for this type of production, decided by Decree No. 166/2022, and (ii) The Offshore Primary Develeopment Project (
Proyecto Desarrollo Primaria Costa Afuera
) in Restinga Alí area, decided by Decree No. 184/2022, reducing the royalty rate to 6% for oil production obatined from up to 6 wells in such area.

35.e) Tax regulations
35.e.1) Income tax
Law No. 27,468, published in the BO on December 4, 2018, established that the inflation adjustment procedure for taxation purposes will be applicable for fiscal years beginning January 1, 2018. In the first, second and third fiscal years since it became effective, this procedure shall be applicable if the variation in the CPI, estimated from the beginning to the end of each of those years exceeds 55%, 30% and 15%, for the first, second and third year of application, respectively. From the fourth year, i.e., fiscal year beginning on January 1, 2021, the procedure will apply to the extent the CPI variation accumulated over 36 months prior to the applicable fiscal year end exceeds 100%. Considering that the CPI as of December 31, 2022, 2021 and 2020 exceeds the mentioned parameters, the Group applied the tax adjustment for inflation in its income tax estimate.
On December 23, 2019, Law of Solidarity was published in the BO, which introduced the following changes to the Income Tax Law:
- It suspended the income tax rate reduction from 30% to 25% established by the Tax Reform until fiscal years beginning on January 1, 2021, included. Accordingly, although the gradual changes in the income tax rate were not applicable to the current tax calculation, the main accounting impact of the new regulations occurred in the calculation of deferred assets and tax liabilities. See Note 17.
- It modified the dividend withholding rate from 13% to 7% until fiscal years beginning on January 1, 2021 included.
- 1/6 of the positive or negative adjustment for inflation provided for under Title VI of the Income Tax Law, for the first and second fiscal years beginning in January 2019, was recorded in such fiscal year, and the remaining 5/6 in equal parts over the immediately following five fiscal years.
On June 16, 2021 Law No. 27,630 was published in the BO, introducing the following amendments to the Income Tax Law:
- The income tax rate for companies and permanent establishments, applicable to fiscal years beginning on or after January 1, 2021, was modified. To such end, it introduced a scale of rates ranging from 25% and 35% to be applied according to the taxpayer’s accumulated taxable net profit, and such amounts will be adjusted annually according to the CPI.
- The distribution of dividends and profits to individuals, undivided estates and foreign beneficiaries is subject to a 7% rate.
Income tax pre-payment for taxpayers with extraordinary income
On August 16, 2022, AFIP General Resolution No. 5,248/2022 was published in the BO. This Resolution established a one-time extrardinary pre-payment on account of income tax applicable to companies meeting one of the following conditions in fiscal year 2021 or 2022: (i) the amount of income tax determined is equal to or or higher than 100 million pesos; and/or (ii) the taxable income, before any tax loss carryforwards is equal to or higher than 300 million pesos. This pre-payment is determined as follows: (i) for taxpayers whose pre-payments calculated under the general mechanism are higher than 0 pesos, 25% of the base pre-payment already being applied; and (ii) for remaining taxpayers, 15% of taxable income without considering the tax losses.
Budget Law 2023 - Deferral of tax adjustment for inflation
On December 1, 2022, Law No. 27,701 was published in the BO, which introduced changes to the Income Tax Law, establishing the possibility of deferring the tax adjustment for inflation contemplated under such Law corresponding to the first and second fiscal years beginning in January 2022, allowing to record, at taxpayer’s choice, one third of the adjustment in such fiscal year and the remaining two thirds in equal parts in the over the immediately following two periods. This benefit will only be admissible for subjects whose investment in the purchase, construction, manufacturing or final import of fixed assets, except automobiles, in each of the 2 fiscal periods immediately following the calculation of the respective first third, is equal or higher than 30,000 million pesos.

35.e.2) Personal assets tax - Substitute taxpayer
Individuals and foreign entities, and undivided estates, regardless of whether they are domiciled or located in Argentina or abroad, are subject to a personal assets tax of 0.50% of the value of any shares or ADS issued by Argentine entities. The tax is levied on the Argentine issuers of such shares or ADS, such as YPF, which must pay this tax as substitutes for the respective shareholders, and is based on the equity value (following the equity method), or the book value of the shares derived from the last financial statements as of December 31 of each year. Under the Personal Assets Tax Law, the Group is entitled to seek reimbursement of the tax paid by the shareholders subject to such tax, using the reimbursement method the Group considers appropriate.
35.e.3) Fuels tax
From the existence of market prices for petroleum products following the deregulation of the hydrocarbon sector, Law No. 23,966 established a tax on liquid fuel transfers, which levied certain types of fuels, replacing the former regime based o regulated prices. Since August 2003, the calculation method originally consisting of a fixed value per liter according to the respective type of fuel was replaced by a rate on the average sales price.
Later, under Tax Reform, the new mechanism was modified reestablishing the fixed amounts per liter, which are adjusted quarterly based on variations in the CPI.
Incentive Regime for the Internal Supply of Fuels (“RIAIC”, by its acronym in Spanish)
On June 16, 2022, Decree No. 329/2022 was published in the BO, creating a promotion regime that allows refining and/or integrated refining companies to receive an amount equal to the sum they have to pay as tax on Liquid Fuels and Carbon Dioxide (“Tax on fuels”) for diesel imports, which may be applied to pay such tax. The RIAIC will be applicable to diesel imports and crude oil transfers from June 16 to August 16, 2022, that meet certain requirements established in said Decree and its corresponding regulation.
On February 22, 2023, Decree No. 86/2023 was published in the BO through which the RIAIC is reestablished, recognizing an amount equivalent to the amount that refining companies and/or integrated refiners must pay as fuel tax for imports of diesel oil and naphtha made between January 1 and February 28, 2023, which may be applied to the amount to be paid for such tax up to a limit of 20% and 17% of the sales in the domestic market of imported diesel oil and naphtha, respectively, that meet certain requirements established in said Decree and its corresponding regulation.
35.e.4) Regime for the regularization of taxes
On August 26, 2020, Law No. 27,562 (the “Law on Social Solidarity and Production Reactivation within the Public Emergency Framework”) was published in the BO, which declared the extension of the regularization of tax, social security and customs obligations originally established for micro, small and medium-sized enterprises (MSMEs) under Law No. 27,541. In the case of legal entities owning financial assets abroad, they should previoulsy comply with the requirement to repatriate al teast 30% of those assets within 60 days from the date they adhered to the regime (including shareholders holding al least 30% of the capital stock).
The regime allowed to include obligations past due as of July 31, 2020 and established a cash discount or plans from 48 to 120 instalments, depending on the type of debt and taxpayer, subject to a 2% fixed monthly interest rate in the first 6 instalments and Dablar rate in pesos at private banks from the seventh instalment.
Adherence to the plan, which originally expired on October 31, 2020, was successively extended until December 15, 2020 by Decree No. 966/2020.

On November 11, 2021, Law No. 27,653 (the “Tax Relief Law to Strengthen the Recovery of Economic and Social Activities Affected by the COVID-19 Pandemic”) was published in the BO, which (i) it extended the moratorium granted under Law No. 27,541 as amended by Law No. 27,562, extending its deadlines and further covering obligations past due as of August, 31, 2021, included; (ii) with exclusive effect for the regularization of outstanding amounts detected by AFIP’s audit activity, interest in excess of 40% of the principal oustanding amount were written off and payment in plans of up to 72 instalments was authorized, and (iii) removed the restrictions on dividend distribution prior to August 26, 2022, unless the Company shall have pre-cancelled such tax debt, established under Law No. 27,541.
In addition, General Resolution No. 5,157/2022, published in the BO on February 25, 2022, established that term for adherence to the regularization regime mentioned above was until March 31, 2022, included, term which was extended to April 29, 2022 by AFIP General Resolution No. 5,181/2022 published in the BO on April 1, 2022.
35.f) Customs regulations

•	Export duties
Hydrocarbons
Since September 2018, hydrocarbon export duties which had previously been effective since 2000 and were suspended in January 2017, were restablished. Mechanisms varied from setting a fixed amount to establishing rates on the taxable value or FOB value.
On May 19, 2020, Decree No. 488/2020 was published in the BO effective until December 31, 2021, establishing a floating rate for hydrocarbon export duties ranging from 0% (where the Brent crude price is equal to or below 45 US$/ bbl) to 8% (where the Bret crude price is equal to or above 60 US$/ bbl). It was effective until December 2021.
On December 31, 2020, Decree No. 1,060/2020 was published in the BO effective until December 31, 2022, establishing a 4.5% export duty rate on goods included in Chapter 29 of the MERCOSUR Common Nomenclature (“NCM”), in which ethanol and methanol, among others, are included.
Agricultural products
On March 4, 2020, Decree No. 230/2020 was published in the BO, which established a 33% tax (maximum tax rate allowed under Law No. 27,541), on the export taxes on wheat, corn and sorghum remained at 12%.
On October 5, 2020, Decree No. 790/2020 was published in the BO, by which the export duties on soybean and soybean products, such as soybean oil and flour, are fixed at 33% and 31%, respectively, from January 2021. From March 2022, all export duties for the products mentioned above were set in 33%. As of January 2023, the export duties established by Decree 790/2020 were restored.
Import licenses
On July 5, 2017, the Ministry of Productive Development published Resolution No. E 523/2017, establishing an automatic and non-automatic import licensing regime for goods classified under all NCM tariff headings and intended for definitive entry for consumption. Besides, it determined that NCM tariff headings listed in Annexes II to XIV of the said resolution are subject to non-automatic import licensing.
On March 10, 2021, by Resolution No. 5/2021 issued by the Undersecretariat of Trade Policy and Management, Annex XII was amended, whereby several goods, including diesel, are now subject to the automatic import licensing system.

35.g) BCRA Regulations
With the aim of regulating access to the Exchange Market for the payment of imports of goods and services, payments of principal and interest of foreign financial debts and payment of profits and dividends, among other things, the BCRA established the following requirements:

(i)
The need to obtain the BCRA’s previous consent to repay principal amounts under foreign financial debts where creditor is not related to debtor, unless certain conditions established in the regulations are complied with;

(ii)
The obligation to settle through the Exchange Market within a given term all funds received from abroad resulting from collection of loans granted to third parties, the collection of term deposits or the proceeds from the sale of any kind of asset, where the asset has been acquired, the deposit made or the loan granted after May 28, 2020;

(iii)
The obligation to file a refinancing plan for maturities of principal and interest on foreign financial debts and issues of debt securities in foreign currency scheduled from October 15, 2020 to March 31, 2021;

(iv)	The need to have an affidavit for imports of goods and services, allowing an early access to the Exchange Market to State-controlled companies.
Under Communication “A” 7,621, the requirements mentioned in paragraphs (i), (ii) and (iii) are extended to, and including, December 31, 2023.
Besides, as from July, 2022, the BCRA added new requirements to obtain access to the Foreign Exchange Market without prior consent, which include submitting a sworn statement declaring:
- That all holdings in foreign currency in the country are deposited in a local bank account, that no available liquid foreign assets are owned and that no certificates of Argentine deposits representing foreign shares jointly exceeding 100,000 dollars are held. Holdings in excess of such amount had to be settled by August 19, 2022, included.
- That certain operations of sale, exchange and transfer of securities, among other concepts mentioned in Communication “A” 7,552, were not carried out in the 90 days prior to accessing the Exchange Market, and it undertakes not to carry out in the subsequent 90 days.
35.h) CNV Regulatory Framework
Information requirements as clearing and settlement Agent
The Company was registered with the CNV under the category “Clearing and settlement Agent and trading Agent - Own account”, record No. 549, that considering the Company’s business, the Company will not, under any circumstance, offer brokerage services to third parties for transactions in markets under the jurisdiction of the CNV, and it will also not open operating accounts to third parties to issue orders and trade in markets under the jurisdiction of the CNV.
In accordance with the regulations to the CNV, the Company is subject to the provisions of Section 5 c), Chapter II, Title VII of the regulations to the CNV, “Settlement and Clearing Agent - Direct Participant”. In this respect, as set forth in Section 13, Title VII, Chapter II, of the CNV rules, as of December 31, 2022, the equity of the Company exceeds the minimum equity required by such Rules.